Inventory	12 Months Ended
Oct. 31, 2025
Disclosure Of Detailed Information About Inventories [Abstract]
Inventory
10. Inventory

As at	October 31, 2025	October 31, 2024
	$	$
Finished goods	56,336	28,871
Raw material	11,430	775
Work in process	6	25
Provision for obsolescence	(366)	(333)
Total	67,406	29,338
Inventory includes balances assumed as part of the acquisition of Remexian (refer to note 5).